PROSPECTUS SUPPLEMENT DATED JULY 9, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B and C shares of the Fund listed below:

AIM GLOBAL VALUE FUND

Effective July 24, 2008, AIM Global Value Fund is changing its name to AIM Global Core Equity Fund. Any reference to the Fund name in this Prospectus is hereby changed accordingly.

Effective July 24, 2008, the following information replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

"The fund's investment objective is long term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

     The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of both foreign and domestic issuers. The fund invests in a diversified portfolio that consists primarily of equity securities of foreign issuers that are, in the portfolio managers' view, attractively valued relative to current or projected earnings, or the current market value of assets owned by the company. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in the securities of companies located in at least three countries outside the U.S., in addition to investments in the U.S., and will usually maintain at least 20% of its total assets in U.S. dollar-denominated securities. The fund will typically emphasize investment in companies in developed countries such as the U.S., the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest up to 20% of its total assets in developing countries.

     The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 20% of its total assets in debt securities, of which up to 5% may be lower quality debt securities, i.e., "junk bonds," and the remainder of which must be investment grade securities, including but not limited to, U.S. Government obligations, investment grade corporate bonds and taxable municipal securities.

     The fund may engage in short sales of securities. A short sale occurs when the fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own.

     The fund's investments in the types of securities described in the prospectus vary from time to time, and at any time may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

     In selecting investments for the fund, the portfolio managers seek to identify attractively valued companies with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include a company's return on equity, amount of shareholders' capital and the percentage of earnings paid in dividends, as well as a company's historic earning stability and overall debt levels. In analyzing potential investments, the portfolio managers conduct research on companies meeting their criteria and may communicate directly with company management.

     The fund's portfolio managers consider selling a security when (1) its share price increases and its internal valuation ranking deteriorates relative to other companies, (2) if the security's fundamentals deteriorate or (3) if a security causes the portfolio's sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

     The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective."

Effective July 24, 2008, the seventh paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND" is deleted in its entirety.

Effective July 24, 2008, the following information replaces in its entirety the information appearing under the heading "PERFORMANCE INFORMATION - PERFORMANCE TABLE" on page 3 of the prospectus:

"PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

Average Annual Total Returns

(for the periods ended                                                 Since       Inception
December 31, 2007)                                1 Year   5 Years   Inception       Date
----------------------                            ------   -------------------   ------------
Class A
   Return Before Taxes                            (3.32)%   15.15%     9.04%      12/29/00
   Return After Taxes on Distributions            (4.00)    14.20      8.40
   Return After Taxes on Distributions
      and Sale of Fund Shares                     (1.28)    13.00      7.71
Class B
   Return Before Taxes                            (3.27)    15.44      9.18       12/29/00
Class C
   Return Before Taxes                             0.57     15.68      9.19       12/29/00
MSCI World Index(SM)(1)                            9.04     16.96      5.54(5)    12/31/00(5)
MSCI World Value Index(2)                          3.40     18.32      6.75(5)    12/31/00(5)
Lipper Global Large-Cap Core Funds Index(1, 3)    11.20     15.07      4.47(5)    12/31/00(5)
Lipper Global Multi-Cap Value Funds Index(4)       9.01     19.11      9.01(5)    12/31/00(5)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Morgan Stanley Capital International World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. In addition, the Lipper Global Large-Cap Core Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The MSCI World Value Index is a free float-adjusted market capitalization index that represents the value segment in global developed market equity performance. In conjunction with the change of the fund's management team on July 9, 2008, and the corresponding change in the fund's investment style from global value to global core, the index no longer reflects the performance of the types of securities in which the fund invests.

(3) The Lipper Global Large-Cap Core Funds Index is an equally weighted representation of the largest funds in the Lipper Global Large-Cap Core Funds category. These funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup World Broad Market Index ("BMI"). The S&P/Citigroup World BMI is a subset of the developed markets portion of the S&P/Citigroup Global BMI. The S&P/Citigroup Global BMI is an unmanaged float adjustment index that reflects the stock markets of all countries that meet certain market capitalization criteria. In conjunction with the change of the fund's management team on July 9, 2008, and the corresponding change in the fund's investment style from global value to global core, the fund has elected to use the Lipper Global Large-Cap Core Funds Index to represent its peer group rather than the Lipper Global Multi-Cap Value Funds Index. The Lipper Global Large-Cap Core Funds Index more closely reflects the performance of the types of securities in which the fund invests.

(4) The Lipper Global Multi-Cap Value Funds Index is an equally weighted representation of the largest funds in the Lipper Global Multi-Cap Value Funds category. These funds typically have a below-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup Broad Market Index ("BMI"). The S&P/Citigroup BMI covers 26 developed world countries and 26 emerging markets countries. It includes all listed shares of companies with available market capitalization of at least the local equivalent of US $100 million. At present there are over 9,000 companies represented in the BMI, which are further divided between the Primary Market Index (PMI) and the Extended Market Index (EMI).

(5) The average annual total return given is since the month-end closest to the inception date of the class with the longest performance history."

Effective July 9, 2008, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 7 of the prospectus:

"Investment decisions for the fund are made by investment management teams at Invesco Global which is comprised of portfolio managers, some of whom also have research responsibilities, who collectively make decisions about investments in the fund under the direction of the Chief Investment Officer. The five most senior members of the team with the most significant responsibility within the investment team are:

     - Erik Granade, Portfolio Manager, Chief Investment Officer, who has been responsible for the fund since 2008 and has been associated with Invesco Global and/or its affiliates since 1996.

     - Ingrid Baker, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Global and/or its affiliates since 1999.

     - W. Lindsay Davidson, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Global and/or its affiliates since 1984.

     - Michele Garren, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Global and/or its affiliates since 1997.

     - Kent Starke, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Global and/or its affiliates since 1992.

          More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED JULY 9, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

AIM BASIC BALANCED FUND
AIM GLOBAL VALUE FUND
AIM INTERNATIONAL SMALL COMPANY FUND
AIM MID CAP BASIC VALUE FUND
AIM SMALL CAP EQUITY FUND

Effective July 24, 2008, AIM Global Value Fund is changing its name to AIM Global Core Equity Fund. Any reference to the Fund name in this Prospectus is hereby changed accordingly.

Effective July 24, 2008, the following information replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES - AIM GLOBAL VALUE FUND (GLOBAL VALUE)" on page 1 of the prospectus:

"The fund's investment objective is long term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

     The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of both foreign and domestic issuers. The fund invests in a diversified portfolio that consists primarily of equity securities of foreign issuers that are, in the portfolio managers' view, attractively valued relative to current or projected earnings, or the current market value of assets owned by the company. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in the securities of companies located in at least three countries outside the U.S., in addition to investments in the U.S., and will usually maintain at least 20% of its total assets in U.S. dollar-denominated securities. The fund will typically emphasize investment in companies in developed countries such as the U.S., the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest up to 20% of its total assets in developing countries.

     The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 20% of its total assets in debt securities, of which up to 5% may be lower quality debt securities, i.e., "junk bonds," and the remainder of which must be investment grade securities, including but not limited to, U.S. Government obligations, investment grade corporate bonds and taxable municipal securities.

     The fund may engage in short sales of securities. A short sale occurs when the fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own.

     The fund's investments in the types of securities described in the prospectus vary from time to time, and at any time may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

     In selecting investments for the fund, the portfolio managers seek to identify attractively valued companies with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include a company's return on equity, amount of shareholders' capital and the percentage of earnings paid in dividends, as well as a company's historic earning stability and overall debt levels. In analyzing potential investments, the portfolio managers conduct research on companies meeting their criteria and may communicate directly with company management.

     The fund's portfolio managers consider selling a security when (1) its share price increases and its internal valuation ranking deteriorates relative to other companies, (2) if the security's fundamentals deteriorate or (3) if a security causes the portfolio's sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

     The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices;

conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective."

Effective July 24, 2008, the last paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUNDS-GLOBAL VALUE" is deleted in its entirety.

Effective July 24, 2008, the following information replaces in its entirety the information appearing under the heading "PERFORMANCE INFORMATION - PERFORMANCE TABLE - GLOBAL VALUE-INSTITUTIONAL CLASS" on page 9 of the prospectus

"AVERAGE ANNUAL TOTAL RETURNS(1)

(for the periods ended                                                  SINCE         INCEPTION
December 31, 2007)                                1 YEAR   5 YEARS   INCEPTION(1)        DATE
----------------------                            ------   -------   ------------   -------------
GLOBAL VALUE - INSTITUTIONAL CLASS(7)                                               12/29/00(7)
   Return Before Taxes                              2.84    16.73      10.10
   Return After Taxes                               2.03    15.73       9.42
   Return After Taxes on Distributions
      and Sale of Fund Shares                       2.89    14.42       8.66
MSCI World Index(SM)(8)                             9.04    16.96       5.54(21)    12/31/00(21)
MSCI World Value Index(9)                           3.40    18.32       6.75(21)    12/31/00(21)
Lipper Global Large-Cap Core Funds Index(8, 10)    11.20    15.07       4.47(21)    12/31/00(21)
Lipper Global Multi-Cap Value Funds Index(11)       9.01    19.11       9.01(21)    12/31/00(21)"

Effective July 24, 2008, the following information replaces in its entirety the information appearing in footnotes 8, 9 and 10, a new footnote is being added as footnote 11 and all remaining footnotes are hereby renumbered accordingly under the heading "PERFORMANCE INFORMATION - PERFORMANCE TABLE" on page 9 of the prospectus:

"(8) The Morgan Stanley Capital International World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. In addition, the Lipper Global Large-Cap Core Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(9) The MSCI World Value Index is a free float-adjusted market capitalization index that represents the value segment in global developed market equity performance. In conjunction with the change of the fund's management team on July 9, 2008, and the corresponding change in the fund's investment style from global value to global core, the index no longer reflects the performance of the types of securities in which the fund invests.

(10) The Lipper Global Large-Cap Core Funds Index is an equally weighted representation of the largest funds in the Lipper Global Large-Cap Core Funds category. These funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup World Broad Market Index ("BMI"). The S&P/Citigroup World BMI is a subset of the developed markets portion of the S&P/Citigroup Global BMI. The S&P/Citigroup Global BMI is an unmanaged float adjustment index that reflects the stock markets of all countries that meet certain market capitalization criteria. In conjunction with the change of the fund's management team on July 9, 2008, and the corresponding change in the fund's investment style from global value to global core, the fund has elected to use the Lipper Global Large-Cap Core Funds Index to represent its peer group rather than the Lipper Global Multi-Cap Value Funds Index. The Lipper Global Large-Cap Core Funds Index more closely reflects the performance of the types of securities in which the fund invests.

(11) The Lipper Global Multi-Cap Value Funds Index is an equally weighted representation of the largest funds in the Lipper Global Multi-Cap Value Funds category. These funds typically have a below-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P/Citigroup Broad Market Index ("BMI"). The S&P/Citigroup BMI covers 26 developed world countries and 26 emerging markets countries. It includes all listed shares of companies with available market capitalization of at least the local equivalent of US $100 million. At present there are over 9,000 companies represented in the BMI, which are further divided between the Primary Market Index (PMI) and the Extended Market Index (EMI)."

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - GLOBAL VALUE" on page 15 of the prospectus:

"Investment decisions for the fund are made by investment management teams at Invesco Global which is comprised of portfolio managers, some of whom also have research responsibilities, who collectively make decisions about investments in the fund under the direction of the Chief Investment Officer. The five most senior members of the team with the most significant responsibility within the investment team are:

     - Erik Granade, Portfolio Manager, Chief Investment Officer, who has been responsible for the fund since 2008 and has been associated with Invesco Global and/or its affiliates since 1996.

     - Ingrid Baker, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Global and/or its affiliates since 1999.

     - W. Lindsay Davidson, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Global and/or its affiliates since 1984.

     - Michele Garren, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Global and/or its affiliates since 1997.

     - Kent Starke, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Global and/or its affiliates since 1992.

          More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure and information regarding other accounts they manage."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JULY 9, 2008

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Investor and Institutional Class shares, as applicable, of the Funds listed below:

AIM BASIC BALANCED FUND
AIM EUROPEAN SMALL COMPANY FUND
AIM GLOBAL VALUE FUND
AIM INTERNATIONAL SMALL COMPANY FUND
AIM MID CAP BASIC VALUE FUND
AIM SELECT EQUITY FUND
AIM SMALL CAP EQUITY FUND

Effective July 24, 2008, AIM Global Value Fund is changing its name to AIM Global Core Equity Fund. Any reference to the Fund name in this Statement of Additional Information is hereby changed accordingly.

Effective July 24, 2008, the following information is added as a new paragraph after the third paragraph appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - EQUITY INVESTMENTS - CONVERTIBLE SECURITIES" on page 4 of the Statement of Additional Information.

"AIM Global Core Equity Fund may invest up to 20% of its total assets in securities exchangeable or convertible into marketable equity securities of foreign issuers."

Effective July 24, 2008, the following information is added to before the heading "U.S. GOVERNMENT OBLIGATIONS" appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DEBT INVESTMENTS" on page 8 of the Statement of Additional Information.

     "AIM Global Core Equity Fund may invest up to 20% of its assets in high-grade short-term securities and debt securities including U.S. Government obligations and investment grade corporate bonds, whether denominated in U.S. dollars or foreign currencies."

Effective July 24, 2008, the following information is added after the seventh non-fundamental restriction appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - FUND POLICIES - NON-FUNDAMENTAL RESTRICTIONS" on page 28 of the Statement of Additional Information.

"(8) With respect to AIM Global Core Equity Fund's investments in municipal securities, the following non-fundamental policy applies:

Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence."

Effective July 24, 2008, the following information is added after the fifth additional non-fundamental policy appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - FUND POLICIES - ADDITIONAL NON-FUNDAMENTAL POLICIES" on page 28 of the Statement of Additional Information.

"(6) AIM Global Core Equity Fund normally invests at least 80% of the value of its assets in equity securities. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."

Effective July 9, 2008, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM GLOBAL VALUE FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of June 30, 2008:

                                         OTHER REGISTERED        OTHER POOLED
                                           MUTUAL FUNDS       INVESTMENT VEHICLES           OTHER
                         DOLLAR RANGE     MANAGED (ASSETS     MANAGED (ASSETS IN       ACCOUNTS MANAGED
                              OF           IN MILLIONS)            MILLIONS)         (ASSETS IN MILLIONS)
                         INVESTMENTS    ------------------   --------------------   ---------------------
                           IN EACH      NUMBER OF            NUMBER OF              NUMBER OF
"PORTFOLIO MANAGER         FUND(1)       ACCOUNTS   ASSETS    ACCOUNTS    ASSETS     ACCOUNTS     ASSETS
------------------       ------------   ---------   ------   ---------   --------   ---------   ---------
                                               AIM GLOBAL CORE EQUITY FUND
Ingrid Baker(2)              None           3       $934.2       8       $1,965.3       95      $10,722.8
W. Lindsay Davidson(2)       None           3       $934.2       8       $1,965.3       95      $10,722.8
Michele Garren(2)            None           3       $934.2       8       $1,965.3       95      $10,722.8
Erik Granade(2)              None           3       $934.2       8       $1,965.3       95      $10,722.8
Kent Starke(2)               None           3       $934.2       8       $1,965.3       95      $10,722.8

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Ms. Baker and Garren and Messrs. Davidson, Granade and Starke will begin serving as portfolio managers on AIM Global Core Equity Fund on July 9, 2008. Information for these individuals has been provided as of June 30, 2008."


                                        2